Unaudited interim condensed consolidated statements of cash flows	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	$ (341,430,971)	¥ (2,269,116,088)	¥ (84,576,908)
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	363,182,652	2,413,675,588	312,004,643
Equity in loss of affiliates	31,232,468	207,567,857	11,087,757
Gain on deconsolidation of subsidiaries	(494,892)	(3,289,000)	(1,873,977)
Gain on disposal of available-for-sale investment	(21,163,689)	(140,651,759)
Loss from disposal of property, equipment and software	527,501	3,505,718	3,244,810
Gain on disposal of cost method investment	(21,230,261)	(141,094,189)
Provision for doubtful accounts	1,263,137	8,394,680	16,917,120
Depreciation of property, equipment and software	33,545,906	222,942,734	109,065,253
Amortization of intangible assets and land use rights	18,663,762	124,037,494	31,932,348
Deferred income tax benefit	(16,298,837)	(108,320,437)	(84,826,416)
Changes in current assets and liabilities net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions :
Increase in accounts receivable	(77,485,363)	(514,959,974)	(884,877,709)
Increase in due from related parties	(70,635,516)	(469,436,573)	(344,702,078)
Increase in prepayments and other current assets	(1,226,148)	(8,148,856)	(588,915,515)
(Increase)/Decrease in long-term deposits	24,176,427	160,674,114	(1,929,715)
Increase in accounts payable	256,934,050	1,707,558,004	1,491,859,685
Increase in due to related parties	38,068,982	253,002,646	61,771,216
Increase/(Decrease) in salary and welfare payable	(12,189,252)	(81,008,548)	167,469,885
Increase/(Decrease) in taxes payable	(112,990,392)	(750,922,846)	76,691,956
Increase/(Decrease) in advances from end users	(73,358,157)	(487,530,977)	835,298,207
Increase in accrued liability for customer reward program	6,038,312	40,130,017	112,122,247
Increase/(Decrease) in other payables and accruals	(45,378,256)	(301,579,359)	204,542,544
Net cash generated by /(provided to) operating activities	(20,248,537)	(134,569,754)	1,442,305,353
Cash flows from investing activities:
Purchase of property, equipment and software	(73,787,095)	(490,381,655)	(392,202,884)
Cash paid for long-term investments	(686,844,409)	(4,564,699,260)	(2,834,469,037)
Cash received from disposal of available-for-sale investment	57,537,353	382,387,499	61,980,000
Cash received from disposal of cost method investment	46,371,897	308,182,991
Cash paid for acquisition, net of cash acquired	(8,208,122)	(54,550,360)	(923,113,662)
Purchase of intangible assets	(480,780)	(3,195,219)	(20,000,000)
Increase in restricted cash	(20,596,761)	(136,884,012)	(333,948,958)
Decrease in short-term investment	419,219,956	2,786,093,906	35,028,719
Cash received from disposal of a subsidiary, net of cash disposed			(4,096,083)
Net cash used in investing activities	(266,787,961)	(1,773,046,110)	(4,410,821,905)
Cash flows from financing activities:
Proceeds from short-term bank loans	169,282,292	1,125,033,185	2,406,220,000
Proceeds from long-term bank loans	135,421,839	900,000,000
Repayment of loans due to related parties	(273,990,207)	(1,820,911,519)
Proceeds from repayment of loans due from related parties	97,963,164	651,053,394
Proceeds from exercise of share options	17,974,226	119,454,908	52,028,317
Repurchase of ordinary shares			(489,561,850)
Cash paid to non-controlling investors			(46,091,470)
Cash paid for acquisition of additional stake in subsidiaries	(982,884,586)	(6,532,152,668)
Cash paid for settlement of convertible notes	(306,048,458)	(2,033,967,447)
Cash received from non-controlling investors in connection with the establishment of subsidiary	2,249,507	14,950,000
Proceeds from issuance convertible preferred shares by a subsidiary			725,512,513
Proceeds from issuance of senior convertible notes, net of issuance costs			8,258,400,000
Proceeds from sale of warrants			523,404,000
Purchase of Purchased Call Option			(805,504,000)
Net cash provided by/(used in) financing activities	(1,140,032,223)	(7,576,540,147)	10,624,407,510
Effect of foreign exchange rate changes on cash and cash equivalents	57,990,991	385,402,325	(33,111,963)
Net increase/(decrease) in cash and cash equivalents	(1,369,077,730)	(9,098,753,686)	7,622,778,995
Cash and cash equivalents, beginning of year	2,891,357,781	19,215,674,674	5,300,887,799
Cash and cash equivalents, end of year	1,522,280,051	10,116,920,988	12,923,666,794
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	45,637,835	303,304,486	126,320,178
Cash paid for interest, net of amounts capitalized	37,784,332	251,110,889	88,298,209
Supplemental schedule of non-cash investing and financing activities
Share issuance for acquisitions of additional shares in subsidiaries	(2,248,454,289)	(14,943,002,359)
Conversion of convertible senior notes	15,001,435	99,698,040	26,667,741
Accruals related to purchase of property, equipment and software	(2,104,316)	(13,985,072)	(117,518,362)
Unpaid cash consideration for business acquisitions and investments (Note 2)	$ (17,133,778)	¥ (113,869,372)	¥ (233,337,970)